Identification and business activity	12 Months Ended
Dec. 31, 2025
Identification and business activity
Identification and business activity
1.	Identification and business activity
(a)	Identification -

Compañía de Minas Buenaventura S.A.A. (hereafter “the Company” or “Buenaventura”) is a publicly traded corporation incorporated in Peru in 1953. The Company stock is traded on the Lima and New York Stock Exchanges through American Depositary Receipts (ADRs), which represent the Company’s shares deposited in the Bank of New York. The Company’s legal domicile is at Las Begonias Street N°415, San Isidro, Lima, Peru. The Company is the ultimate controlling party.

(b)	Business activity -

The Company and its subsidiaries (hereinafter “the Group”) are principally engaged in the exploration, mining, concentration, smelting and marketing of polymetallic ores and metals.

The Company operates directly four operating mining units in Peru (Orcopampa, Julcani, Uchucchacua/Yumpag and Tambomayo), one unit in testing phase (San Gabriel), and two discontinued mining units (Poracota and Shila-Paula). In addition, the Company has a controlling interest in (i) Sociedad Minera El Brocal S.A.A. (hereinafter “El Brocal”), which operates the Colquijirca mining unit; (ii) Minera La Zanja S.R.L. (hereinafter “La Zanja”), which operates La Zanja mining unit; (iii) El Molle Verde S.A.C. (hereinafter “Molle Verde”) which operates Trapiche, a mining unit at the development stage; and (iv) other entities dedicated to energy generation and transmission services, and other activities. All these activities are carried out in Peru. In 2025, Buenaventura Trading S.A.S. was established, a subsidiary operating in Uruguay that is engaged in the buying and selling of minerals.

Moreover, as December 31, 2025, the Company holds investment in its associates: Sociedad Minera Cerro Verde S.A.A. (19.58)%, Compañía Minera Coimolache S.A. (40.1)% and Tinka Resources Ltd. (12.16% as December 31, 2025, formerly 19.99% in prior periods).

The legal domicile of the subsidiaries and associates is the same as that of the Company, except for:

-	Sociedad Minera Cerro Verde S.A.A. whose legal domicile is located at Calle Jacinto Ibáñez 315, Urb. Parque Industrial, Cercado de Arequipa, Arequipa.
-	Tinka Resources Ltd. whose legal domicile is located at #1305 - 1090 West Georgia Street, Vancouver, British Columbia, V6E 3V7 Canada.
-	Buenaventura Trading S.A.S. - whose legal address is located at 18 de Julio Street 1117/501, Montevideo, Uruguay.

Start of operations of Yumpag project –

The Environmental Impact Study of the Yumpag Project (EIA) was approved in September 2023 and, in March 2024, the Company received final authorization from the Ministry of Energy and Mines to initiate the production of the project. The mining operation of Yumpag started on April 1, 2024.

San Gabriel Project -

San Gabriel is an underground gold and silver mining project, located in the district of Ichuña inside the General Sánchez Cerro province in the Moquegua region, the project is an epithermal intermediate sulphidation deposit containing gold, copper and silver.

As of December 31, 2025, the project achieved 99% overall completion, and, as of the date of this annual report, construction was nearing completion. During 2025, the C1, C2, and C3 commissioning stages for the crushing, grinding and leaching circuits were completed, and C4 commissioning stages is planned for the first quarter 2026. The first fold bar was produced on December 23, 23025. Commercial production is schedules to start in the second quarter of 2026. The relevant authorities have granted the Mining Operations License. The water use authorization is pending, with approval expected in the second quarter of 2026.

Temporary suspension of exploitation activities in the North Mining Pit of the Colquijirca mining unit -

On October 3, 2023, El Brocal submitted to the Ministry of Energy and Mines a communication suspending for a period of three years the exploitation activities in the North Mining Pit of the Colquijirca mining unit of El Brocal. This event is due to the delay that occurred in the processing and approval of the Modification of the Environmental Impact Study to 25,000 DMT, motivated by events such as the declaration of the pandemic by the WHO and the subsequent Declaration of Emergency in Peru during 2020, as well as existing regulatory changes in 2022, related to the processing of environmental studies.

Notwithstanding the above, mining operations at the Marcapunta underground mine continue to be carried out on a normal basis, whereas, at the North Pit, activities are limited to exploration, transportation of ore stockpiled at the North Pit to the concentrator plant, water management, and care and maintenance activities. For the years ended 2025 and 2024, costs incurred in connection with these activities have been recognized under the caption “Unabsorbed costs during production stoppage” amounting to US$2.97 million and US$2.13 million, respectively. Furthermore, expenses related to exploration activities at the North Pit have been included under the caption “Exploration in non-operating areas” since the suspension of operations at the North Pit. In 2025, exploration costs in non-operating areas attributable to Marcapunta and the North Pit amounted to US$11.96 million (US$9.39 million in 2024).

Finally, it should be noted that the Company has been implementing plans that have increased the pace of copper production at the underground operation, which has enabled it to achieve financial results excelling those obtained in prior periods, driven by cost efficiencies and higher metal prices. In this regard, the Company is currently evaluating its operational growth strategy, prioritizing underground mining activities to generate efficiencies that allow it to maximize its competitiveness in the short and medium term. This assessment includes production plans for the coming years focused on the underground mine. In this regard, it should be noted that the Company will duly communicate the decision regarding the resumption of operation plans within the initially communicated suspension period.

(c)	Approval of consolidated financial statements -

The consolidated financial statements as of December 31, 2025, were approved and authorized for issue by the Board of Directors on April 29, 2026 and subsequent events have been considered through that date. The consolidated financial statements will be presented for their approval to the General Shareholders Meeting. The shareholders have the authority to approve and/or modify the consolidated financial statements.

(d)	The consolidated financial statements include financial statements of the Company and the financial statements of the following subsidiaries:

	Country of
	incorporation	Ownership as of December 31,
	and business	2025		2024
		Direct	Indirect	Direct	Indirect
		%	%	%	%
Mining activities:
Compañía Minera Condesa S.A.	Peru	100.00	—	100.00	—
Compañía Minera Colquirrumi S.A.	Peru	100.00	—	100.00	—
Sociedad Minera El Brocal S.A.A (i)	Peru	3.19	58.24	3.19	58.24
Inversiones Colquijirca S.A. (i)	Peru	89.76	10.24	89.76	10.24
Minera La Zanja S.R.L.	Peru	100.00	—	100.00	—
El Molle Verde S.A.C.	Peru	99.98	0.02	99.98	0.02
Apu Coropuna S.R.L.	Peru	70.00	—	70.00	—
Cerro Hablador S.A.C.	Peru	99.00	1.00	99.00	1.00
Minera Azola S.A.C.	Peru	99.00	1.00	99.00	1.00

Energy generation and transmission services:
Consorcio Energético de Huancavelica S.A.	Peru	100.00	—	100.00	—
Empresa de Generación Huanza S.A.	Peru	—	100.00	—	100.00

Industrial activities:
Procesadora Industrial Río Seco S.A.C.	Peru	100.00	—	100.00	—

Others:
Buenaventura Trading S.A.S. (ii)	Uruguay	100.00	—	—	—
(i)	As of December 31, 2025, and 2024, the participation of the Group in the voting rights of El Brocal is 61.43%. Inversiones Colquijirca S.A. (hereinafter “Colquijirca”), a subsidiary of the Company holds an investment over the capital stock of the subsidiary El Brocal through the Company holds an indirect share in El Brocal of 58.24% as December 31, 2025 and 2024.
(ii)	Corresponds to a subsidiary domiciled in Uruguay, which was incorporated and started operations in 2025, and is engaged in the purchase and sales of minerals.

Sociedad Minera Cerro Verde S.A.A.
Identification and business activity
Identification and business activity

1.     Identification and business activity

(a)	Identification -

Sociedad Minera Cerro Verde S.A.A. (the Company) was incorporated in Peru on August 20, 1993, as a result of the privatization process of certain mining units carried out by the Peruvian State in that year. The Company’s shares began being listed on the Lima Stock Exchange on November 14, 2000.

Freeport Minerals Corporation (FMC) and Cyprus Climax Metals Company, a wholly owned subsidiary of Freeport-McMoRan Inc. (Freeport), own 55.08% of the voting shares of the Company. SMM Cerro Verde Netherlands B.V. (SMM Cerro Verde), a subsidiary of Sumitomo Metal Mining Company Ltd. (Sumitomo),owns 21.00%, Compañía de Minas Buenaventura S.A.A. (Buenaventura) owns 19.58%, and other stakeholders own the remaining 4.34%.

The Company’s legal address is Jacinto Ibañez Street N°315 - Parque Industrial, Arequipa in the city of Arequipa and the ore deposit is located 20 miles southwest of that city (Asiento Minero Cerro Verde S/N Uchumayo – Arequipa).

(b)	Business activity -

The Company’s activities are regulated by the Peruvian General Mining Law and comprise the extraction, production and sale of copper cathodes, copper concentrate and molybdenum concentrate.

The Company’s operation consists of an open-pit mine and two concentrating facilities with an annual average permitted milling capacity of 409,500 metric tons of ore per day (mtpd) with the ability of annually treating up to a maximum of 10% more for a total of 450,450 mtpd. The Company also operates a 100,000-metric-ton-per-day run of mine leach system coupled with a solution extraction and electrowinning (SX/EW) leaching facilities, which has a production capacity of approximately 200 million pounds of copper per year. The leaching and flotation process carried out at these plants are part of the benefit concession “Planta de Beneficio Cerro Verde.”

(c)	Financial statements approval –

The financial statements for the year ended December 31, 2025, have been approved by the Company’s Management on April 29, 2026, and the subsequent events have been considered through those date.

The financial statements for the year ended December 31, 2024, were approved and authorized by the Company’s Management on April 29, 2025.